Cover	Dec. 11, 2024
Document Type	8-K
Amendment Flag	false
Document Period End Date	Dec. 11, 2024
Entity File Number	001-39258
Entity Registrant Name	BTC DIGITAL LTD
Entity Central Index Key	0001796514
Entity Tax Identification Number	00-0000000
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	61 Robinson Road Level 6 & 7
Entity Address, Address Line Two	#738
Entity Address, Country	SG
Entity Address, Postal Zip Code	068893
City Area Code	+65
Local Phone Number	6022 2515
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Ordinary Shares
Title of 12(b) Security	Ordinary Shares
Trading Symbol	BTCT
Security Exchange Name	NASDAQ
Warrants
Title of 12(b) Security	Warrants
Trading Symbol	BTCTW
Security Exchange Name	NASDAQ